Supplemental Financial Information - Additional Information (Details) - Noble Finance Company [Member] - USD ($) $ in Millions	1 Months Ended			11 Months Ended	12 Months Ended
	Feb. 05, 2021	Feb. 28, 2019	Sep. 30, 2018	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Balance Sheet Statements, Captions [Line Items]
Capital expenditures incurred but not yet paid				$ 36.5	$ 36.5	$ 35.3	$ 36.0
Withheld taxes for tax obligation				$ 15.1	$ 1.4
Foreign tax credit refund received	$ 23.3
Income Taxes Paid	$ 3.0
Seller Loan Due February 2023 [Member] | Secured Debt [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Financed value		$ 53.6	$ 60.0